CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 92.5%	Shares	Value
Communications - 4.3%
AT&T, Inc.	27,000	$ 781,380
Comcast Corporation - Class A	30,000	1,070,700
Verizon Communications, Inc.	26,000	1,125,020
		2,977,100
Consumer Discretionary - 4.0%
Best Buy Company, Inc.	17,500	1,174,775
Genuine Parts Company	9,000	1,091,790
Home Depot, Inc. (The)	1,400	513,296
		2,779,861
Consumer Staples - 13.9%
Conagra Brands, Inc.	43,000	880,210
Dollar General Corporation(a)	9,000	1,029,420
J M Smucker Company (The)	13,500	1,325,700
Kimberly-Clark Corporation	11,000	1,418,120
Mondelez International, Inc. - Class A	30,000	2,023,200
Philip Morris International, Inc.	5,200	947,076
Sysco Corporation	9,500	719,530
Target Corporation	12,000	1,183,800
		9,527,056
Energy - 9.5%
Chevron Corporation	8,400	1,202,796
ConocoPhillips	11,000	987,140
Devon Energy Corporation	27,500	874,775
Exxon Mobil Corporation	12,000	1,293,600
Schlumberger Ltd.	17,000	574,600
Shell PLC – ADR(a)	22,250	1,566,622
		6,499,533
Financials - 14.6%
JPMorgan Chase & Company	8,100	2,348,271
MetLife, Inc.	7,100	570,982
Prudential Financial, Inc.	9,500	1,020,680
State Street Corporation	7,500	797,550
Travelers Companies, Inc. (The)	1,500	401,310
Truist Financial Corporation	37,000	1,590,630
US Bancorp	30,500	1,380,125
Wells Fargo & Company	24,500	1,962,940
		10,072,488
Health Care - 12.7%
Bristol-Myers Squibb Company	24,000	1,110,960
CVS Health Corporation	36,000	2,483,280
Johnson & Johnson	9,800	1,496,950
Medtronic PLC	17,000	1,481,890
Merck & Company, Inc.	10,700	847,012
Pfizer, Inc.	54,000	1,308,960
		8,729,052

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025 (Unaudited)

COMMON STOCKS - 92.5% (Continued)	Shares	Value

Industrials - 9.9%
Emerson Electric Company(a)	14,500	$1,933,285
Lockheed Martin Corporation	1,336	618,755
RTX Corporation	7,400	1,080,548
Stanley Black & Decker, Inc.	19,500	1,321,125
United Parcel Service, Inc. - Class B	18,000	1,816,920
		6,770,633
Materials - 4.1%
International Flavors & Fragrances, Inc.	13,400	985,570
LyondellBasell Industries N.V. - Class A	14,000	810,040
PPG Industries, Inc.	9,000	1,023,750
		2,819,360
Real Estate - 1.3%
Ventas, Inc.	14,000	884,100

Technology - 13.7%
Cisco Systems, Inc.(a)	29,000	2,012,020
Corning, Inc.	34,000	1,788,060
Fidelity National Information Services, Inc.	15,000	1,221,150
Hewlett Packard Enterprise Company(a)	78,000	1,595,100
HP, Inc.	45,000	1,100,700
Texas Instruments, Inc.(a)	8,000	1,660,960
		9,377,990
Utilities - 4.5%
Duke Energy Corporation	10,800	1,274,400
National Fuel Gas Company	5,500	465,905
NiSource, Inc.	33,000	1,331,220
		3,071,525

Total Common Stocks (Cost $51,322,432)		63,508,698

MONEY MARKET FUNDS - 7.7%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 4.24% (b) (Cost $5,268,347)	5,268,347	5,268,347

Total Investments at Value - 100.2% (Cost $56,590,779)		$ 68,777,045

Liabilities in Excess of Other Assets - (0.2%)		(158,581)

Net Assets - 100.0%		$ 68,618,464

ADR	- American Depositary Receipt

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N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Security covers a written call option. The total value of securities as of June 30, 2025 was $9,797,407.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2025 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts(c)	Notional Value	Strike Price	Expiration Date	Value of Options
Cisco Systems Inc.	161	$ 1,117,018	$ 70 .00	01/20/26	$ 73,738
Dollar General Corp.	90	1,029,420	120 .00	11/24/25	63,000
Emerson Electric Co.	68	906,644	140 .00	12/22/25	46,648
Hewlett Packard Enterprise Co.	409	836,405	23 .00	02/23/26	58,896
Shell PLC	222	1,563,102	80 .00	01/20/26	25,530
Texas Instruments Inc.	46	955,052	230 .00	01/19/26	43,700
		6,407,641			311,512

Total Covered Written Call Options (Premiums received $299,345)		$ 6,407,641			$ 311,512

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.